INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
30-Sep-13	$ 19
30-Sep-14	19
30-Sep-15	19
30-Sep-16	19
30-Sep-17	19
Thereafter	538
Finite-Lived Intangible Assets, Net	$ 633